Investment Risks	Jun. 26, 2025
Tema American Reshoring ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema American Reshoring ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema American Reshoring ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The risks of investment in the industry include the fact that industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Tema American Reshoring ETF | Materials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Materials Sector Risk. The risks of investment in the industry include the fact that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Tema American Reshoring ETF | Utilities Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Utilities Sector Risk. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Tema American Reshoring ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema American Reshoring ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema American Reshoring ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema American Reshoring ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema American Reshoring ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema American Reshoring ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator and Distributor), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

Tema American Reshoring ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR or GDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR or GDR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR or GDR holders. Because unsponsored ADR and GDR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and GDRs and voting rights with respect to the deposited securities that are not passed through.

Tema American Reshoring ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema American Reshoring ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investing in emerging markets also involves other risks, including limited availability and reliability of information material to an investment decision, less developed legal systems with fewer security holder rights, and less uniformity in accounting and reporting requirements.

Tema American Reshoring ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema American Reshoring ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema American Reshoring ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema American Reshoring ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund is significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Tema American Reshoring ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema American Reshoring ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema American Reshoring ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tema American Reshoring ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema American Reshoring ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema American Reshoring ETF | Micro-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema American Reshoring ETF | Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema American Reshoring ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema American Reshoring ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons.

Tema American Reshoring ETF | Value-Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. The Fund seeks to invest in stocks that are believed to be undervalued in comparison to their fundamentals and growth opportunities. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Tema American Reshoring ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema American Reshoring ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema American Reshoring ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema Durable Quality ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Durable Quality ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Durable Quality ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.

Tema Durable Quality ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema Durable Quality ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema Durable Quality ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Durable Quality ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Durable Quality ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Durable Quality ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator and Distributor), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

Tema Durable Quality ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR or GDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR or GDR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR or GDR holders. Because unsponsored ADR and GDR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and GDRs and voting rights with respect to the deposited securities that are not passed through.

Tema Durable Quality ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Durable Quality ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investing in emerging markets also involves other risks, including limited availability and reliability of information material to an investment decision, less developed legal systems with fewer security holder rights, and less uniformity in accounting and reporting requirements.

Tema Durable Quality ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Durable Quality ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Durable Quality ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk: Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Durable Quality ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk: To the extent the Fund is significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Tema Durable Quality ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Durable Quality ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Durable Quality ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tema Durable Quality ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Durable Quality ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk: Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Durable Quality ETF | Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Durable Quality ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema Durable Quality ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons.

Tema Durable Quality ETF | Value-Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. The Fund seeks to invest in stocks that are believed to be undervalued in comparison to their fundamentals and growth opportunities. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Tema Durable Quality ETF | Construction and Engineering Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Construction and Engineering Industry Risk. Engineering and construction companies may be significantly affected by changes in demand for their specific products or services, government spending, zoning laws, general economic conditions, interest rates, commodity prices, consumer confidence and spending, taxation, demographic patterns, real estate values, labor relations and government regulations. Such companies are also at risk from technical obsolescence and delays in modernization. Certain engineering and construction companies may also be significantly affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes, tornadoes and terrorist acts.

Tema Durable Quality ETF | FinTech Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FinTech Company Risk. FinTech companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies may have significant exposure to consumers and businesses (especially small businesses) in the form of loans and other financial products or services. FinTech companies typically face intense competition and potentially rapid product obsolescence. In addition, many FinTech companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Many FinTech companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some FinTech companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. FinTech companies involved in alternative currencies may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. FinTech companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of FinTech companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on FinTech companies.

Tema Durable Quality ETF | Infrastructure Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Infrastructure Investment Risk. The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations and the effects of economic slowdowns. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies.

Tema Durable Quality ETF | Medical Product and Device Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medical Product and Device Industry Risk. Companies that manufacture or develop medical products or devices subject to extensive regulation in the United States by the FDA and by comparable government agencies in other countries. The regulations govern the development, design, approval, manufacturing, labeling, importing and exporting and sale and marketing of many of our medical products. These regulations are also subject to future change. Failure to comply with applicable regulations and quality assurance guidelines could lead to manufacturing shutdowns, product shortages, delays in product manufacturing, product seizures, recalls, operating restrictions, withdrawal or suspension of required licenses, and prohibitions against exporting of products to, or importing products from, countries outside the United States. Medical product and medical device companies could be required to expend significant financial and human resources to remediate failures to comply with applicable regulations and quality assurance guidelines.

Tema Durable Quality ETF | Pharmaceutical Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Pharmaceutical Industry Risk. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the Food and Drug Administration, a process that can be long and costly. Expanding international operations may lead to risks resulting from differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices.

Tema Durable Quality ETF | Proprietary Infrastructure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Proprietary Infrastructure Risk. The success of the Fund’s investment strategy depends in part on the ability of the companies in which it invests to maintain proprietary technology used in their products and services. Companies in which the Fund invests will rely, in part, on patent, trade secret and trademark law to protect that technology, but competitors may misappropriate their intellectual property, and disputes as to ownership of intellectual property may arise. Consequently, companies in which the Fund invests may, from time to time, be required to institute litigation in order to enforce their patents, copyrights or other intellectual property rights, to protect their trade secrets, to determine the validity and scope of the proprietary rights of others or to defend against claims of infringement. Such litigation could result in substantial costs and diversion of resources. Similarly, if a company is found to infringe upon or misappropriate a third-party’s patent or other proprietary rights, that company could be required to pay damages to such third-party, alter its own products or processes, obtain a license from the third-party and/or cease activities utilizing such proprietary rights, including making or selling products utilizing such proprietary rights.

Tema Durable Quality ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Tema Durable Quality ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Durable Quality ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Durable Quality ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema Heart & Health ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Heart & Health ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Heart & Health ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Heart & Health ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Heart & Health ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Heart & Health ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid.

Tema Heart & Health ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Heart & Health ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Tema Heart & Health ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Heart & Health ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Heart & Health ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Heart & Health ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Heart & Health ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Heart & Health ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may also have a limited product line, lack of established history, and depend on a small group of key personnel all of which may make them more unpredictable than larger capitalization companies.

Tema Heart & Health ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tema Heart & Health ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the impairment and termination of patent protections for products such as products designed to treat diabetes, heart diseases and/or diseases related to metabolic health issues, intense competition both domestically and internationally, rapid technological change and obsolescence and government regulation. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Tema Heart & Health ETF | Medical Product and Device Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medical Product and Device Company Risk. Companies in the medical equipment industry group may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. With respect to regulation, companies that manufacture or develop medical products or devices subject to extensive regulation in the United States by the FDA and by comparable government agencies in other countries. The regulations govern the development, design, approval, manufacturing, labeling, importing and exporting and sale and marketing of many of our medical products. These regulations are also subject to future change. Failure to comply with applicable regulations and quality assurance guidelines could lead to manufacturing shutdowns, product shortages, delays in product manufacturing, product seizures, recalls, operating restrictions, withdrawal or suspension of required licenses, and prohibitions against exporting of products to, or importing products from, countries outside the United States. Medical product and medical device companies could be required to expend significant financial and human resources to remediate failures to comply with applicable regulations and quality assurance guidelines.

Tema Heart & Health ETF | Pharmaceutical Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Pharmaceutical Company Risk. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the Food and Drug Administration, a process that can be long and costly. Expanding international operations may lead to risks resulting from differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices.

Tema Heart & Health ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Tema Heart & Health ETF | ESG Ratings and Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Ratings and Data Provider Risk. Issues may arise at companies providing ESG ratings, data and analysis that adversely affect their operating systems and facilities. Such issues and incidents including cybersecurity incidents, may cause significant and widespread disruption to such companies’ physical infrastructure or operating systems. Such risks could result in material adverse consequences for the Fund and may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to incident at a provider of providing ESG ratings, data and analysis.

Tema Heart & Health ETF | ADRs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Tema Heart & Health ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Tema Heart & Health ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Heart & Health ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tema Heart & Health ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Heart & Health ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Tema Heart & Health ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Heart & Health ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Heart & Health ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Heart & Health ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema Oncology ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Oncology ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Oncology ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema Oncology ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema Oncology ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Oncology ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Oncology ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Oncology ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator and Distributor), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

Tema Oncology ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR or GDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR or GDR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR or GDR holders. Because unsponsored ADR and GDR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and GDRs and voting rights with respect to the deposited securities that are not passed through.

Tema Oncology ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Oncology ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investing in emerging markets also involves other risks, including limited availability and reliability of information material to an investment decision, less developed legal systems with fewer security holder rights, and less uniformity in accounting and reporting requirements.

Tema Oncology ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Oncology ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Oncology ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Oncology ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund is significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Tema Oncology ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Oncology ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Oncology ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tema Oncology ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Oncology ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Oncology ETF | Micro-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk: The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema Oncology ETF | Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Oncology ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema Oncology ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons.

Tema Oncology ETF | Value-Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. The Fund seeks to invest in stocks that are believed to be undervalued in comparison to their fundamentals and growth opportunities. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Tema Oncology ETF | Pharmaceutical Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Pharmaceutical Industry Risk. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the Food and Drug Administration, a process that can be long and costly. Expanding international operations may lead to risks resulting from differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices.

Tema Oncology ETF | Biotechnology Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the termination of patent protections for products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Tema Oncology ETF | Medical Product and Device Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Medical Product and Device Company Risk. Companies that manufacture or develop medical products or devices subject to extensive regulation in the United States by the FDA and by comparable government agencies in other countries. The regulations govern the development, design, approval, manufacturing, labeling, importing and exporting and sale and marketing of many of our medical products. These regulations are also subject to future change. Failure to comply with applicable regulations and quality assurance guidelines could lead to manufacturing shutdowns, product shortages, delays in product manufacturing, product seizures, recalls, operating restrictions, withdrawal or suspension of required licenses, and prohibitions against exporting of products to, or importing products from, countries outside the United States. Medical product and medical device companies could be required to expend significant financial and human resources to remediate failures to comply with applicable regulations and quality assurance guidelines.

Tema Oncology ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Healthcare Sector Risk. To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result In price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Tema Oncology ETF | Oncology Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Oncology Companies Risk. Oncology companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of oncology companies have been and will likely continue to be very volatile. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.

Tema Oncology ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Oncology ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Oncology ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema Electrification ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets may be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Electrification ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Electrification ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema Electrification ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema Electrification ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Electrification ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Electrification ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Electrification ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR or GDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR or GDR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR or GDR holders. Because unsponsored ADR and GDR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and GDRs and voting rights with respect to the deposited securities that are not passed through.

Tema Electrification ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Electrification ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Electrification ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on The NASDAQ Stock Market LLC (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Electrification ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Electrification ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Electrification ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Electrification ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may also have a limited product line, lack of established history, and depend on a small group of key personnel all of which may make them more unpredictable than larger capitalization companies.

Tema Electrification ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tema Electrification ETF | ESG Ratings and Data Provider Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Ratings and Data Provider Risk. Issues may arise at companies providing ESG ratings, data and analysis that adversely affect their operating systems and facilities. Such issues and incidents including cybersecurity incidents, may cause significant and widespread disruption to such companies’ physical infrastructure or operating systems. Such risks could result in material adverse consequences for the Fund and may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to incident at a provider of providing ESG ratings, data and analysis.

Tema Electrification ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Tema Electrification ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Electrification ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tema Electrification ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Electrification ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Tema Electrification ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Electrification ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so.

Tema Electrification ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Tema Electrification ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Electrification ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Electrification ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema S&P 500 Historical Weight ETF Strategy | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema S&P 500 Historical Weight ETF Strategy | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema S&P 500 Historical Weight ETF Strategy | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema S&P 500 Historical Weight ETF Strategy | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema S&P 500 Historical Weight ETF Strategy | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema S&P 500 Historical Weight ETF Strategy | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator and Distributor), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

Tema S&P 500 Historical Weight ETF Strategy | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema S&P 500 Historical Weight ETF Strategy | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema S&P 500 Historical Weight ETF Strategy | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema S&P 500 Historical Weight ETF Strategy | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tema S&P 500 Historical Weight ETF Strategy | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema S&P 500 Historical Weight ETF Strategy | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema S&P 500 Historical Weight ETF Strategy | Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema S&P 500 Historical Weight ETF Strategy | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons.

Tema S&P 500 Historical Weight ETF Strategy | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size. Further, an active trading market for shares of the Fund may not develop or be maintained.

Tema S&P 500 Historical Weight ETF Strategy | Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Calculation Methodology Risk. The Adviser relies on various sources of information to “weight-adjust” the S&P 500, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the calculation methodology or sources of information will provide accurate “weight-adjusted” S&P 500. Errors in the S&P 500 data, S&P 500 computations or the construction of the S&P 500 in accordance with its methodology, and errors in the process of “weight-adjusting” the S&P 500 may occur from time to time and may not be identified and corrected by the Index Provider or the Adviser for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Tema S&P 500 Historical Weight ETF Strategy | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund may invest in up to 100% of the constituents of the S&P 500®, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Tema S&P 500 Historical Weight ETF Strategy | S&P 500 Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

S&P 500 Related Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the S&P 500 or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the S&P 500. Neither the Fund nor the Adviser can offer assurances that the methodology and model will achieve its intended results or maximize returns or minimize risk, or be appropriate for every investor seeking a particular risk profile.

Tema S&P 500 Historical Weight ETF Strategy | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Tema S&P 500 Historical Weight ETF Strategy | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk: Because the S&P 500 has been concentrated in the information technology sector, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. The risks of investment in the industry include companies facing intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Tema S&P 500 Historical Weight ETF Strategy | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema S&P 500 Historical Weight ETF Strategy | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Luxury ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Luxury ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors than funds that have more diversified holdings across a number of sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Luxury ETF | Absence of Prior Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Absence of Prior Active Market Risk. While the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Fund’s Distributor does not maintain a secondary market in shares.

Tema Luxury ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Tema Luxury ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Luxury ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Luxury ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Luxury ETF | Cybersecurity and Disaster Recovery Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator and Distributor), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its NAV or impede trading.

Tema Luxury ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR or GDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR or GDR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR or GDR holders. Because unsponsored ADR and GDR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and GDRs and voting rights with respect to the deposited securities that are not passed through.

Tema Luxury ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Luxury ETF | Emerging Markets Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investing in emerging markets also involves other risks, including limited availability and reliability of information material to an investment decision, less developed legal systems with fewer security holder rights, and less uniformity in accounting and reporting requirements.

Tema Luxury ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Luxury ETF | Fluctuation of Net Asset Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Luxury ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Luxury ETF | Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Geographic Investment Risk. To the extent the Fund is significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Tema Luxury ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Luxury ETF | Issuer-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Luxury ETF | Large-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Tema Luxury ETF | Market Risk and Selection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Luxury ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Luxury ETF | Micro-Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Micro-Capitalization Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema Luxury ETF | Securities Lending [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Luxury ETF | Small- and Mid-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Tema Luxury ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons.

Tema Luxury ETF | Value-Oriented Investment Strategies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value-Oriented Investment Strategies Risk. The Fund seeks to invest in stocks that are believed to be undervalued in comparison to their fundamentals and growth opportunities. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Tema Luxury ETF | Luxury Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Luxury Industry Risk. The success of companies that sell luxury goods and services may depend heavily on the disposable household income and consumer spending of a relatively small segment of the general population, rather than the consumer population as a whole. Changes in consumer taste among such segment of the population can also affect the demand for, and success of, luxury goods and services in the marketplace. Consumer spending on luxury goods and services can also be adversely affected as a result of declines in consumer confidence levels, even if prevailing economic conditions are favorable. In an economic downturn, consumer discretionary spending levels generally decline, often resulting in disproportionately large reductions in the sale of luxury goods and services.

Tema Luxury ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, economic growth, worldwide demand, social trends, consumers’ disposable income levels, and propensity to spend.

Tema Luxury ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Luxury ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Luxury ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Tema Neuroscience and Mental Health ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Tema Neuroscience and Mental Health ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. The Fund anticipates that it may be subject to some or all of the risks described below.

Tema Neuroscience and Mental Health ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value per share (“NAV”) and possibly face trading halts and/or delisting.

Tema Neuroscience and Mental Health ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Tema Neuroscience and Mental Health ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk. The Fund may invest its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of the shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Tema Neuroscience and Mental Health ETF | Depositary Receipt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid.

Tema Neuroscience and Mental Health ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tema Neuroscience and Mental Health ETF | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. Because the Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these ESG factors. Information used by the Fund to evaluate ESG factors, including data provided by third-party vendors, may not be readily available, complete or accurate, and may vary across providers and issuers and within industries, which could negatively impact the Fund’s ability to apply its methodology and in turn could negatively impact the Fund’s performance. Currently, there is a lack of common industry standards relating to the development and application of ESG criteria which may make it difficult to compare the Fund’s principal investment strategies with the investment strategies of other funds that apply certain ESG criteria or that use a different third-party vendor for ESG.

Tema Neuroscience and Mental Health ETF | Fluctuation of Net Asset Value Risk [Member]
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Fluctuation of Net Asset Value Risk. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “Exchange”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Fund’s shares.

Tema Neuroscience and Mental Health ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in securities (including ADRs and GDRs) of foreign issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. Dollar. GDRs may be other than dollar denominated and may be issued in several countries.

Tema Neuroscience and Mental Health ETF | Investment Risk [Member]
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Risk [Text Block]	Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.
Tema Neuroscience and Mental Health ETF | Issuer-Specific Risk [Member]
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Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Tema Neuroscience and Mental Health ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small- and mid-capitalization companies may also have a limited product line, lack of established history, and depend on a small group of key personnel all of which may make them more unpredictable than larger capitalization companies.

Tema Neuroscience and Mental Health ETF | Valuation Risk [Member]
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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Tema Neuroscience and Mental Health ETF | Biotechnology Industry Risk [Member]
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Biotechnology Industry Risk. The biotechnology industry can be significantly affected by patent considerations, including the impairment and termination of patent protections for products such as products designed to treat neurological conditions and mental illness, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation. In addition, the biotechnology industry is an emerging growth industry, and therefore biotechnology companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Tema Neuroscience and Mental Health ETF | Medical Product and Device Company Risk [Member]
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Medical Product and Device Company Risk. Companies in the medical equipment industry group may be affected by the expiration of patents, litigation based on product liability, industry competition, product obsolescence and regulatory approvals, among other factors. With respect to regulation, companies that manufacture or develop medical products or devices subject to extensive regulation in the United States by the FDA and by comparable government agencies in other countries. The regulations govern the development, design, approval, manufacturing, labeling, importing and exporting and sale and marketing of many of our medical products. These regulations are also subject to future change. Failure to comply with applicable regulations and quality assurance guidelines could lead to manufacturing shutdowns, product shortages, delays in product manufacturing, product seizures, recalls, operating restrictions, withdrawal or suspension of required licenses, and prohibitions against exporting of products to, or importing products from, countries outside the United States. Medical product and medical device companies could be required to expend significant financial and human resources to remediate failures to comply with applicable regulations and quality assurance guidelines.

Tema Neuroscience and Mental Health ETF | Pharmaceutical Company Risk [Member]
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Pharmaceutical Company Risk. Companies in the pharmaceutical industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Pharmaceutical companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to approval of the Food and Drug Administration, a process that can be long and costly. Expanding international operations may lead to risks resulting from differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices.

Tema Neuroscience and Mental Health ETF | Healthcare Sector Risk [Member]
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Healthcare Sector Risk. The Fund focuses on the companies in healthcare sector, as a result the Fund will be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.

Tema Neuroscience and Mental Health ETF | ESG Ratings and Data Provider Risk [Member]
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ESG Ratings and Data Provider Risk. Issues may arise at companies providing ESG ratings, data and analysis that adversely affect their operating systems and facilities. Such issues and incidents including cybersecurity incidents, may cause significant and widespread disruption to such companies’ physical infrastructure or operating systems. Such risks could result in material adverse consequences for the Fund and may, among other things, harm Fund operations, result in financial losses to the Fund and its shareholders, cause the release of confidential or restricted information, and result in regulatory penalties, reputational damage, and/or increased compliance, reimbursement or other compensation costs. Fund operations that may be disrupted or halted due to incident at a provider of providing ESG ratings, data and analysis.

Tema Neuroscience and Mental Health ETF | ADRs Risk [Member]
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ADRs Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities that are not passed through.

Tema Neuroscience and Mental Health ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Tema Neuroscience and Mental Health ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Tema Neuroscience and Mental Health ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Tema Neuroscience and Mental Health ETF | Securities Lending Risk [Member]
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Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Tema Neuroscience and Mental Health ETF | Shares May Trade at Prices Other Than NAV [Member]
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Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Tema Neuroscience and Mental Health ETF | Trading Risk [Member]
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Trading Risk. Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Tema Neuroscience and Mental Health ETF | Liquidity Risk [Member]
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Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so.

Tema Neuroscience and Mental Health ETF | Neuroscience Companies Risk [Member]
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Neuroscience Companies Risk. Neuroscience companies are often subject to the potential or actual performance of a limited number of products or technologies and may be greatly affected if any of their products or technologies proves to be, among other things, unsafe, ineffective or unprofitable. Neuroscience companies may not be able to capitalize on such products or technologies. Neuroscience companies may face political, legal or regulatory challenges or constraints from competitors, industry groups or local and national governments. They are also subject to product liability claims, patent expirations and intense competition, which may affect the value of their equity securities. Neuroscience companies may be thinly capitalized, and their equity securities may be more volatile than companies with greater capitalizations. Neuroscience companies are also susceptible to the market and business risks of related industries, such as the biotechnology, pharmaceutical and health care equipment industries.

Tema Neuroscience and Mental Health ETF | Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tema Neuroscience and Mental Health ETF | Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Tema Neuroscience and Mental Health ETF | Risk Nondiversified Status [Member]
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Non-Diversified Fund Risk. The Fund is a non-diversified investment company under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.